Segment Reporting - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) Segments Region	Jun. 30, 2022 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Number of reportable segments | Segments	6
Number of geographical regions | Region	5
Net revenue	$ 29,333	$ 28,027	[1]
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	26,071	25,063
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 3,262	$ 2,964

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.